Vessels and equipment, net (Details) - Machinery and Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Beginning balance	$ 437,735	$ 0
Additions	450,836	437,735
Ending balance	888,571	437,735
Depreciation and amortization
Beginning balance	(9,118)	0
Charge for the year	(26,474)	(9,118)
Ending balance	(35,592)	(9,118)
Total	$ 852,979	$ 428,617